Prepayments and Other Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Prepaid Expense, Current [Abstract]
Other receivables	$ 47,201	¥ 321,476	¥ 273,568
Receivable from asset disposal	10,017	68,228	89,000
Less: allowance for credit loss of other receivables	(690)	(4,700)	(2,900)
Prepayments	10,645	72,502	73,705
Deductible input VAT	1,817	12,375	14,710
Prepayment, other receivables other, net	$ 68,990	¥ 469,881	¥ 448,083